PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2024	September 30, 2023

Oil and natural gas properties, at cost	$10,501,244	$10,501,244
Less: accumulated depletion	(305,706)	(289,456)
Oil and natural gas properties, net	10,195,538	10,211,788
Other property and equipment, at cost	205,315	205,315
Less: accumulated depreciation	(94,263)	(55,684)
Other property and equipment, net	111,052	149,631
Property and equipment, net	$10,306,590	$10,361,419

Depletion and depreciation expense was $54,829 and $120,459 for the nine month periods ended June 30, 2024 and 2023, respectively. Depletion and depreciation expense was $14,875 and $37,286 for the three month periods ended June 30, 2024 and 2023, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2023	September 30, 2022

Oil and natural gas properties, at cost	$10,501,244	$8,029,234
Construction in progress	-	460,306
Less: accumulated depletion	(289,456)	(184,658)
Oil and natural gas properties, net	10,211,788	8,304,882
Other property and equipment, at cost	205,315	127,542
Less: accumulated depreciation	(55,684)	(5,648)
Other property and equipment, net	149,631	121,894
Property and equipment, net	$10,361,419	$8,426,776

Depletion and depreciation expense was $154,834 and $105,503 for the years ended September 30, 2023 and 2022, respectively.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022